Share-based Compensation (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Summary of the conversion of management shares to common interests

	Outstanding at July 12, 2011	Derived Conversion Factor	Restricted Common Interests at July 12, 2011
Tranche A-1a	746,900	108.40363	6,889.99
Tranche A-1b	171,750	108.40363	1,584.36
Tranche A-2	700,500	340.88253	2,054.96
Tranche A-3	710,500	—	—
Tranche A-4	695,500	—	—
	3,025,150		10,529.31

Class B management interests
Summary of the Class B management interests and Class A profit interests granted, forfeited, and outstanding

	Outstanding at December 31, 2010	Granted during the period from January 1 - July 12, 2011	Forfeited during the period from January 1 - July 12, 2011	Converted to Restricted Common Interests	Outstanding at December 31, 2011
Tranche A-1a	772,900	—	(26,000)	(746,900)	—
Tranche A-1b	171,750	—	—	(171,750)	—
Tranche A-2	730,500	—	(30,000)	(700,500)	—
Tranche A-3	714,500	20,000	(24,000)	(710,500)	—
Tranche A-4	709,500	10,000	(24,000)	(695,500)	—
	3,099,150	30,000	(104,000)	(3,025,150)	—

Class A profit interests
Summary of the Class B management interests and Class A profit interests granted, forfeited, and outstanding

	Outstanding at December 31, 2011	Granted during 2012	Forfeited during 2012	Outstanding at December 31, 2012
Tranche B-1	—	944,225	(60,880)	883,345
Tranche B-2	—	696,075	(67,000)	629,075
Tranche B-3	—	594,955	(67,000)	527,955
Tranche B-4	—	545,000	(50,000)	495,000
	—	2,780,255	(244,880)	2,535,375